Related Party Balances and Transactions (Details)		12 Months Ended
		Dec. 31, 2025 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 SGD ($)		Dec. 31, 2023 SGD ($)	Dec. 31, 2025 USD ($)		Dec. 31, 2024 USD ($)	Aug. 01, 2024 SGD ($)
Related Party Balances and Transactions [Line Items]
Received proceeds from related party		$ 75,000	$ 58,325	$ 450,368		$ 584,328
Accrued interest expenses		35,087	27,286
Springview Contracts Pte Ltd [Member]
Related Party Balances and Transactions [Line Items]
Received payment		19,901		125,941			$ 15,476
Mr.Heng Kong Chuan [Member]
Related Party Balances and Transactions [Line Items]
Working capital loan facility										$ 1,500,000
Repayment of related party debt				65,449
Received proceeds from related party		75,000	58,325
Short-term loan		197,842	220,229
Amount due to related parties	[1]			85,350
Mr.Heng Kong Chuan [Member] | Related Party [Member]
Related Party Balances and Transactions [Line Items]
Repayment of related party debt		85,350	66,374
Received proceeds from related party		208,192	$ 161,904
China International Corporate Management [Member]
Related Party Balances and Transactions [Line Items]
Received proceeds from related party				384,919
Amount due to related parties		$ 1,004,334		$ 969,247	[2]		$ 781,036	[2]	$ 709,448

[1]	The Company signed an agreement with Mr. Heng Kong Chuan on August 1, 2024, under which Mr. Heng Kong Chuan would provide the company with an interest-free working capital loan facility not exceeding S$1,500,000 till July 30, 2026. During the year ended December 31, 2024, the Company received proceeds from Mr. Heng Kong Chuan S$65,449. During the year ended December 31, 2025, the Company received proceeds from Mr. Heng Kong Chuan S$208,192 ($161,904), which included the interest-free working capital loan borrowed from Mr. Heng Kong Chuan of S$75,000 ($58,325). During the same period, the Company repaid S$85,350 ($66,374) to Heng Kong Chuan and provide a short-term loan to Heng Kong Chuan of S$197,842 ($220,229). As of the date of this report, the accounts receivable due from Mr. Heng Kong Chuan have been fully collected.
[2]	During the year ended December 31, 2024, In order to replenish the company’s operating funds and enhance its liquidity, the Company received proceeds of S$384,919 from China International Corporate Management, which is the Company under the control of Mr. Zhuo Wang. As of December 31, 2024, China International Corporate Management has provided financial support amounting to S$969,247 ($709,448) for payment of expenses incurred for IPO and accrued interest under this financial support letter. During the year ended December 31, 2025, the Company accrued S$35,087 ($27,286) as interest expenses related to the fund provided by China International Corporate Management. As of December 31, 2025, China International Corporate Management has provided financial support amounting to S$1,004,334 ($781,036) for payment of expenses incurred for IPO and accrued interest under this financial support letter.